Subsequent Events	9 Months Ended
Sep. 30, 2019
Text block [abstract]
Subsequent Events
Note 26. Subsequent Events

Tax Reform
O
n October 30, 2019, Mexico’s Congress approved 2020 Tax Reform, which will become effective on January 1st, 2020, unless an article expressly states a different effective date.
The most relevant changes are: 1) Taxpayers will be limited to a net interest deduction equal to
30
% (this percentage might not be definitive as there is a legislative initiative that might increase it) of the entity’s Adjusted Taxable Income (ATI). ATI will be determined similarly to EBITDA (earnings before interest, taxes, depreciation and amortization). A $
20,000,000
pesos (approximately USD 1M) exception applies for deductible interest at a Mexican group level. The non-deductible
interests that exceed the limitation could be carried forward for the subsequent
10
tax years. 2) 3) The reform modifies the excise tax (IEPS) of
1.17
pesos per liter on the production, sale and import of beverages with added sugar and HFCS (High-fructose corn syrup) for flavored beverages, through an increase based on an inflationary adjustment for the period of December 31st, 2017 until December 31st, 2019. Since January 1st, 2021, this tax will be subject to an annual increase based on the inflation of the previous year. 4) The excise tax of
25
% on energized beverages will be applicable whenever the beverages include a mixture of caffeine with any other stimulating effects substances, 5) Federal Fiscal Code (FFC) was modified to attribute joint liability to partners, shareholders, directors, managers or any other responsible of the management of the business. 6) Starting on January 1st, 2021, there will be a new obligation to disclose tax structures and tax planning schemes (“reportable schemes”) to tax authorities. 6) The FFC will also include a provision that grants powers to the tax authority to recharacterize legal acts when, under the tax authorities’ perspective, there is a lack of business reason and there is a no economic benefit obtained, other than the tax benefit.

Company is currently analyzing thi
s
 effect.
Cash dividend payment
On November 1, 2019, the Company’s paid second part of cash dividend approved on March 14, 2019, for an amount of Ps. 3,722
.

Favorable Resolution of Arbitration in Brazil
On October 31, 2019, the arbitration tribunal in charge of the arbitration proceeding between us and Cervejarias Kaiser Brasil, S.A., a subsidiary of Heineken, N.V. (“Kaiser”), issued an award confirming that the distribution agreement pursuant to which we distribute Kaiser’s portfolio in the country, including Heineken beer, shall continue in full force and effect until and including March 19, 2022.